INVESTMENTS AT FAIR VALUE - Summary of investments at fair value (Details) - USD ($)	Sep. 11, 2017	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about investment property [line items]
Investments at fair value, Total		$ 29,069	$ 29,076
Percentage of interest purchase from investment company	2.50%
Investments in You Go World
Disclosure of detailed information about investment property [line items]
Investments at fair value, Total		28,698	28,698
Other investments
Disclosure of detailed information about investment property [line items]
Investments at fair value, Total		$ 371	$ 378